Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Accumulated Other Comprehensive Income	ACCUMULATED OTHER COMPREHENSIVE INCOME

($ millions)	Opening Balance	Net Change	Ending Balance
2022
Unrealized foreign currency translation gains (losses)
Net investments in foreign operations	273	1,222	1,495
Hedges of net investments in foreign operations	(276)	(254)	(530)
Income tax (expense) recovery	(8)	15	7
	(11)	983	972
Other
Interest rate hedges (Note 25)	(5)	54	49
Unrealized employee future benefits (losses) gains (Note 23)	(36)	30	(6)
Income tax recovery (expense)	12	(19)	(7)
	(29)	65	36
Accumulated other comprehensive income	(40)	1,048	1,008

2021
Unrealized foreign currency translation gains (losses)
Net investments in foreign operations	377	(104)	273
Hedges of net investments in foreign operations	(299)	23	(276)
Income tax expense	(6)	(2)	(8)
	72	(83)	(11)
Other
Interest rate hedges (Note 25)	(4)	(1)	(5)
Unrealized employee future benefits (losses) gains (Note 23)	(49)	13	(36)
Income tax recovery (expense)	15	(3)	12
	(38)	9	(29)
Accumulated other comprehensive income	34	(74)	(40)